UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center,

80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 63.5%
Communications - 1.8%
2,000	Rogers Communications, Inc.	79,400
3,350	Verizon Communications, Inc.	128,070

		207,470

Consumer Durables - 0.7%
200	Fossil, Inc. *	26,396
900	Tupperware Brands Corp.	57,150

		83,546

Consumer Non-Durables - 6.3%
700	Coach, Inc.	54,096
2,100	Coca-Cola Co.	155,421
1,325	General Mills, Inc.	52,271
625	NIKE, Inc.	67,775
2,000	PepsiCo, Inc.	132,700
1,800	Philip Morris International, Inc.	159,498
1,800	Procter & Gamble Co.	120,978

		742,739

Consumer Services - 1.9%
1,475	McDonald’s Corp.	144,698
650	Visa, Inc.	76,700

		221,398

Electronic Technology - 10.8%
550	Apple, Inc. *	329,708
6,100	Applied Materials, Inc.	75,884
4,700	Atmel Corp. *	46,342
1,850	Broadcom Corp. *	72,705
2,750	Ciena Corp. *	44,522
1,200	EMC Corp. *	35,856
300	F5 Networks, Inc. *	40,488
5,000	Intel Corp.	140,550
1,185	International Business Machines Corp.	247,250
2,900	Qualcomm, Inc.	197,258
925	VeriFone Systems, Inc. *	47,980

		1,278,543

Energy Minerals - 5.2%
800	Apache Corp.	80,352
2,200	Chevron Corp.	235,928
1,550	Marathon Petroleum Corp.	67,208
2,025	Occidental Petroleum Corp.	192,841
1,325	Southwestern Energy Co. *	40,545

		616,874

Finance - 6.0%
850	ACE, Ltd.	62,220
1,025	Ameriprise Financial, Inc.	58,558
725	Franklin Resources, Inc.	89,922
455	Goldman Sachs Group, Inc.	56,588
2,800	JPMorgan Chase & Co.	128,744

Quantity	Name of Issuer	Fair Value ($)
2,000	Marsh & McLennan Cos., Inc.	65,580
500	PartnerRe, Ltd.	33,945
800	Prudential Financial, Inc.	50,712
1,200	US Bancorp	38,016
3,700	Wells Fargo & Co.	126,318

		710,603

Health Services - 1.0%
600	Express Scripts, Inc. *	32,508
600	McKesson Corp.	52,662
500	Medco Health Solutions, Inc.*	35,150

		120,320

Health Technology - 5.4%
850	Allergan, Inc.	81,116
1,375	Celgene Corp. *	106,590
1,400	Gilead Sciences, Inc. *	68,390
160	Intuitive Surgical, Inc. *	86,680
700	Johnson & Johnson	46,172
1,800	Pfizer, Inc.	40,788
2,000	St. Jude Medical, Inc.	88,620
600	Stryker Corp.	33,288
900	Thermo Fisher Scientific, Inc.*	50,742
550	Varian Medical Systems, Inc.*	37,928

		640,314

Industrial Services - 1.1%
1,200	Schlumberger, Ltd.	83,916
1,200	Seadrill, Ltd.	45,012

		128,928

Non-Energy Minerals - 0.6%
650	Allegheny Technologies, Inc.	26,760
1,000	Freeport-McMoRan Copper & Gold, Inc.	38,040

		64,800

Process Industries - 1.6%
1,650	Ecolab, Inc.	101,838
700	EI du Pont de Nemours & Co.	37,030
475	Praxair, Inc.	54,454

		193,322

Producer Manufacturing - 6.4%
875	3M Co.	78,059
350	Caterpillar, Inc.	37,282
1,675	Danaher Corp.	93,800
1,100	Deere & Co.	88,990
1,625	Emerson Electric Co.	84,792
525	Flowserve Corp.	60,643
3,400	General Electric Co.	68,238
950	Honeywell International, Inc.	57,998
1,100	Johnson Controls, Inc.	35,728

See accompanying notes to schedule of investments.
MARCH 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)
325	Precision Castparts Corp.	56,192
1,100	United Technologies Corp.	91,234

		752,956

Retail Trade - 5.3%
325	Amazon.com, Inc. *	65,816
550	Costco Wholesale Corp.	49,940
425	CVS Caremark Corp.	19,040
1,900	Dick’s Sporting Goods, Inc.	91,352
1,425	Home Depot, Inc.	71,692
675	Kohl’s Corp.	33,770
2,100	Target Corp.	122,367
2,850	TJX Cos., Inc.	113,174
950	Wal-Mart Stores, Inc.	58,140

		625,291

Technology Services - 6.8%
1,400	Accenture, PLC	90,300
900	Cognizant Technology Solutions Corp. *	69,255
255	Google, Inc. *	163,516
875	Informatica Corp. *	46,288
5,800	Oracle Corp.	169,128
120	priceline.com, Inc. *	86,100
325	Salesforce.com, Inc. *	50,216
825	Teradata Corp. *	56,224
650	VMware, Inc. *	73,040

		804,067

Transportation - 1.9%
1,100	Expeditors International of Washington, Inc.	51,161
1,100	Union Pacific Corp.	118,228
625	United Parcel Service, Inc.	50,450

		219,839

Utilities - 0.7%
1,350	Calpine Corp. *	23,234
1,800	Wisconsin Energy Corp.	63,324

		86,558

Total Common Stocks (cost: $5,326,995)		7,497,568

Bonds - 32.5%
Asset-Backed Securities - 4.4%
30,581	Bayview Financial Acquisition Trust,
	2006-D 1A2, 5.66%, 12/28/36	31,494
95,427	Centex Home Equity,
	2004-D AF4, 4.68%, 6/25/32	96,790
	Citifinancial Mortgage Securities, Inc.:
29,643	2004-1 AF3, 3.77%, 4/25/34	28,936
77,249	2003-1 AF5, 4.78%, 1/25/33	76,107
46,534	Conseco Finance,
	2001-D M1, 1.59%, 11/15/32 [1]	39,731

Principal Amount ($)	Name of Issuer	Fair Value ($)
50,000	First Franklin Mtge. Loan Asset-Backed Certs.,
	2005-FF2 M2, 0.68%, 3/25/35 [1]	46,857
33,824	New Century Home Equity Loan Trust,
	2005-A A4W, 5.04%, 8/25/35	28,408
6,473	Origen Manufactured Housing,
	2002-A A3, 6.17%, 5/15/32 [1]	6,654
75,000	RAAC Series,
	2005-SP2 1M1, 0.76%, 5/25/44 [1]	62,905
	Residential Asset Mortgage Products, Inc.:
50,000	2005-RZ3 A3, 0.64%, 9/25/35	43,224
17,853	2003-RS11 A17, 4.83%, 12/25/33	17,144
19,919	Residential Asset Securities Corp.,
	2004 KS2 AI4, 4.18%, 12/25/31 [1]	19,512
21,637	Residential Funding Mortgage Securities II, Inc.,
	2003-HI2 A6, 4.76%, 7/25/28	21,127

		518,889

Collateralized Mortgage Obligations - 3.7%
41,552	Fannie Mae,
	2010-108 AP, 7.00%, 9/25/40	47,829
24,441	Fannie Mae Grantor Trust,
	2004-T3, 1A3, 7.00%, 2/25/44	28,166
	Freddie Mac REMIC:
47,764	7.00%, 11/15/29	53,572
89,023	7.50%, 6/15/30	105,893
100,508	Government National Mortgage Association,
	2005-74 HA, 7.50%, 9/16/35	115,311
9,298	Master Asset Securitization Trust,
	2003-4 CA1, 8.00%, 5/25/18	9,835
61,004	Vendee Mortgage Trust,
	2008-1 B, 8.01%, 3/15/25 [1]	76,913

		437,519

Corporate Bonds - 8.9%
50,000	Burlington Resources, Inc.,
	9.13%, 10/1/21	70,643
50,000	Chevron Corp.,
	4.95%, 3/3/19	59,150
25,000	Coca-Cola Refreshments USA, Inc.,
	8.00%, 9/15/22	34,725
25,000	Comerica Bank (Subordinated),
	8.38%, 7/15/24	26,969
88,475	Continental Airlines 2009-1 Pass Thru Certs.,
	9.00%, 7/8/16	100,862
100,000	Genworth Financial, Inc.,
	7.70%, 6/15/20	104,500
50,000	Google, Inc.,
	3.63%, 5/19/21	54,274
50,000	Microsoft Corp.,
	4.00%, 2/8/21	56,136
70,000	Northern States Power Co.,
	7.13%, 7/1/25	86,445

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)
48,551	Northwest Airlines 1999-2 A Pass Thru Tr,
	7.58%, 3/1/19	53,042
25,000	PartnerRe Finance B LLC,
	5.50%, 6/1/20	25,881
75,700	Procter & Gamble ESOP,
	9.36%, 1/1/21	100,256
50,000	Simon Property Group LP,
	3.38%, 3/15/22	48,220
50,000	South Carolina Electric & Gas Co.,
	6.50%, 11/1/18	61,724
50,000	Statoil ASA,
	3.15%, 1/23/22	50,534
50,000	Sysco Corp.,
	6.63%, 3/17/39	68,764
50,000	USB Capital XIII Trust (Subordinated),
	6.63%, 12/15/39	50,470

		1,052,595

Federal Home Loan Mortgage Corporation - 2.4%
40,686	6.50%, 1/1/14	42,068
48,937	7.00%, 7/1/32	55,862
30,504	7.00%, 5/1/34	35,354
45,213	7.00%, 11/1/37	51,611
20,694	7.00%, 1/1/39	23,640
32,645	7.50%, 11/1/36	39,072
14,792	8.00%, 9/1/15	16,211
16,053	8.38%, 5/17/20	18,416

		282,234

Federal National Mortgage Association - 5.1%
63,111	6.63%, 11/1/30	73,417
49,842	6.63%, 1/1/31	57,980
31,069	7.00%, 12/1/32	36,856
51,270	7.00%, 3/1/33	57,530
41,303	7.00%, 12/1/36	47,972
30,712	7.00%, 11/1/38	35,155
55,807	7.23%, 12/1/30	65,043
8,549	7.50%, 6/1/32	10,244
29,202	7.50%, 4/1/33	33,787
30,466	7.50%, 11/1/33	36,441
43,709	7.50%, 1/1/34	52,289
14,436	7.50%, 4/1/38	17,279
41,810	8.00%, 2/1/31	50,659
12,288	8.45%, 7/15/26	14,659
7,479	9.50%, 5/1/27	9,092
265	9.75%, 1/15/13	272
99	10.25%, 6/15/13	101

		598,776

Government National Mortgage Association - 2.5%
50,571	6.63%, 4/20/31	59,672
29,639	7.00%, 12/15/24	34,633
50,311	7.23%, 12/20/30	58,303

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)
55,939	8.00%, 7/15/24	65,839
73,914	8.38%, 3/15/31	77,704
1,078	9.50%, 9/20/18	1,247

		297,398

Taxable Municipal Securities - 1.5%
100,000	Academica Charter Schools,
	8.00%, 8/15/24 [4]	80,436
50,000	Coalinga-Huron Joint Unified Sch. Dist. G.O.,
	5.43%, 8/1/21	51,377
50,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev.,
	8.75%, 8/15/27	51,392

		183,205

U.S. Government / Federal Agency Securities - 3.4%
	U.S. Treasury Strips:
275,000	3.09%, 8/15/20 [6]	232,567
100,000	4.21%, 2/15/36 [6]	44,329
125,000	United States Treasury Bond,
	3.13%, 2/15/42	119,824

		396,720

Foreign Government Bonds - 0.6%
50,000	Hydro-Quebec,
	8.40%, 3/28/25	73,523

Total Bonds (cost: $3,698,796)		3,840,859

Closed-End Mutual Funds - 0.3%
4,300	American Strategic Income Portfolio, Inc. II	35,690

Total Closed-End Mutual Funds (cost: $39,673)		35,690

Total Investments in Securities - 96.3% (cost: $9,065,464)		11,374,117
Other Assets and Liabilities, net - 3.7%		434,389

Total Net Assets - 100.0%		$11,808,506

*	Non-income producing security.
[1]	Variable rate security. Rate disclosed is as of March 31, 2012.
[4]

144A Restricted Security. The total value of such security as of March 31, 2012 was $80,436 and represented 0.7% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.
MARCH 31, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Balanced Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	7,497,568	—	—	7,497,568
Asset-Backed Securities	—	518,889	—	518,889
Collateralized Mortgage Obligations	—	437,519	—	437,519
Corporate Bonds	—	1,052,595	—	1,052,595
Federal Home Loan Mortgage Corporation	—	282,234	—	282,234
Federal National Mortgage Association	—	598,776	—	598,776
Government National Mortgage Association	—	297,398	—	297,398
Taxable Municipal Securities	—	183,205	—	183,205
U.S. Government / Federal Agency Securities	—	396,720	—	396,720
Foreign Government Bonds	—	73,523	—	73,523
Closed-End Mutual Funds	35,690	—	—	35,690

Total:	7,533,258	3,840,859	—	11,374,117

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 94.3%
Communications - 3.4%
201,500	Rogers Communications, Inc.	7,999,550
353,700	Verizon Communications, Inc.	13,521,951

		21,521,501

Consumer Durables - 3.6%
153,600	Snap-On, Inc.	9,364,992
99,200	Stanley Black & Decker, Inc.	7,634,432
96,800	Tupperware Brands Corp.	6,146,800

		23,146,224

Consumer Non-Durables - 8.6%
38,700	Colgate-Palmolive Co.	3,784,086
59,900	Diageo, PLC, ADR	5,780,350
178,300	General Mills, Inc.	7,033,935
45,500	NIKE, Inc.	4,934,020
181,400	PepsiCo, Inc.	12,035,890
92,200	Philip Morris International, Inc.	8,169,842
196,500	Procter & Gamble Co.	13,206,765

		54,944,888

Consumer Services - 2.1%
90,000	McDonald’s Corp.	8,829,000
255,400	Pearson, PLC, ADR	4,786,196

		13,615,196

Electronic Technology - 10.5%
9,475	Apple, Inc. *	5,679,978
471,000	Applied Materials, Inc.	5,859,240
127,800	Broadcom Corp. *	5,022,540
338,400	Intel Corp.	9,512,424
90,800	International Business Machines Corp.	18,945,420
141,800	Linear Technology Corp.	4,778,660
208,000	Qualcomm, Inc.	14,148,160
83,600	TE Connectivity, Ltd.	3,072,300

		67,018,722

Energy Minerals - 9.5%
47,800	Apache Corp.	4,801,032
198,300	Chevron Corp.	21,265,692
72,550	EQT Corp.	3,497,636
135,450	Marathon Petroleum Corp.	5,873,112
70,004	Murphy Oil Corp.	3,939,125
138,335	Occidental Petroleum Corp.	13,173,642

114,000	Royal Dutch Shell, PLC, ADR	8,051,820

		60,602,059

Finance - 14.1%
110,900	ACE, Ltd.	8,117,880
123,100	Ameriprise Financial, Inc.	7,032,703
59,200	Franklin Resources, Inc.	7,342,576
279,000	JPMorgan Chase & Co.	12,828,420
52,500	M&T Bank Corp.	4,561,200

Quantity	Name of Issuer	Fair Value ($)
229,600	Marsh & McLennan Cos., Inc.	7,528,584
251,000	Northwest Bancshares, Inc.	3,187,700
98,000	PartnerRe, Ltd.	6,653,220
300,600	PennantPark Investment Corp.	3,126,240
60,500	Prudential Financial, Inc.	3,835,095
89,600	Travelers Cos., Inc.	5,304,320
238,400	US Bancorp	7,552,512
227,700	Validus Holdings, Ltd.	7,047,315
183,800	Wells Fargo & Co.	6,274,932

		90,392,697

Health Services - 2.8%
153,100	Cardinal Health, Inc.	6,600,141
73,200	McKesson Corp.	6,424,764
79,600	UnitedHealth Group, Inc.	4,691,624

		17,716,529

Health Technology - 9.0%
52,100	Abbott Laboratories	3,193,209
116,200	Baxter International, Inc.	6,946,436
117,900	Covidien, PLC	6,446,772
162,200	Johnson & Johnson	10,698,712
224,500	Merck & Co., Inc.	8,620,800
461,100	Pfizer, Inc.	10,448,526
131,600	St. Jude Medical, Inc.	5,831,196
102,100	Stryker Corp.	5,664,508

		57,850,159

Industrial Services - 2.5%
45,050	CARBO Ceramics, Inc.	4,750,522
78,400	National Oilwell Varco, Inc.	6,230,448
125,300	Seadrill, Ltd.	4,700,003

		15,680,973

Non-Energy Minerals - 1.1%
49,200	BHP Billiton, Ltd., ADR	3,562,080
85,600	Freeport-McMoRan Copper & Gold, Inc.	3,256,224

		6,818,304

Process Industries - 1.8%
179,000	EI du Pont de Nemours & Co.	9,469,100
86,800	Olin Corp.	1,887,900

		11,357,000

Producer Manufacturing - 9.7%
81,000	3M Co.	7,226,010
100,500	Autoliv, Inc.	6,738,525
124,900	Cooper Industries, PLC	7,987,355
57,600	Deere & Co.	4,659,840
159,600	Emerson Electric Co.	8,327,928
287,700	General Electric Co.	5,774,139
149,660	Honeywell International, Inc.	9,136,743

See accompanying notes to schedule of investments.
MARCH 31, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
84,432	Tyco International, Ltd.	4,743,391
93,100	United Technologies Corp.	7,721,714

		62,315,645

Retail Trade - 4.3%
118,700	Cato Corp.	3,280,868
98,300	Home Depot, Inc.	4,945,473
137,900	Target Corp.	8,035,433
119,100	TJX Cos., Inc.	4,729,461
109,200	Wal-Mart Stores, Inc.	6,683,040

		27,674,275

Technology Services - 5.2%
154,600	Accenture, PLC	9,971,700
86,350	Automatic Data Processing, Inc.	4,765,656
267,000	Microsoft Corp.	8,610,750
214,400	Oracle Corp.	6,251,904
62,800	Syntel, Inc.	3,516,800

		33,116,810

Transportation - 2.6%
56,700	Expeditors International of Washington, Inc.	2,637,117
113,300	Knight Transportation, Inc.	2,000,878
59,900	Union Pacific Corp.	6,438,052
65,100	United Parcel Service, Inc.	5,254,872

		16,330,919

Quantity	Name of Issuer	Fair Value ($)
Utilities - 3.5%
190,500	Kinder Morgan, Inc.	7,362,825
105,400	NextEra Energy, Inc.	6,437,832
125,300	UGI Corp.	3,414,425
154,400	Wisconsin Energy Corp.	5,431,792

		22,646,874

Total Common Stocks (cost: $539,233,617)		602,748,775

Closed-End Mutual Funds - 1.8%
254,300	Kayne Anderson MLP Investment Co.	7,921,445
121,900	Tortoise Energy Capital Corp.	3,454,646

Total Closed-End Mutual Funds (cost: $10,455,527)		11,376,091

Total Investments in Securities - 96.1% (cost: $549,689,144)		614,124,866
Other Assets and Liabilities, net - 3.9%		25,249,916

Total Net Assets - 100.0%		$639,374,782

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	602,748,775	—	—	602,748,775
Closed-End Mutual Funds	11,376,091	—	—	11,376,091

Total:	614,124,866	—	—	614,124,866

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.0%
Asia - 6.5%
Australia - 4.2%
3,350	BHP Billiton, Ltd., ADR	242,540
2,400	Rio Tinto, PLC, ADR	133,416
950	Westpac Banking Corp., ADR	108,062

		484,018

China/Hong Kong - 1.3%
3,275	HSBC Holdings, PLC, ADR	145,377

Japan - 1.0%
4,200	Komatsu, Ltd.	120,770

Europe - 27.3%
France - 2.1%
1,500	Schlumberger, Ltd.	104,895
2,600	Total SA, ADR	132,912

		237,807

Germany - 2.3%
790	Muenchener Rueckver	119,133
1,425	Siemens AG, ADR	143,697

		262,830

Ireland - 2.2%
1,800	Accenture, PLC	116,100
2,425	Covidien, PLC	132,599

		248,699

Norway - 1.2%
3,800	Seadrill, Ltd.	142,538

Spain - 1.6%
7,300	Banco Bilbao Vizcaya Argentaria SA, ADR	58,327
1,300	Inditex SA	124,409

		182,736

Sweden - 1.0%
1,800	Autoliv, Inc.	120,690

Switzerland - 5.2%
1,500	ACE, Ltd.	109,800
600	Kuehne & Nagel International	81,171
2,610	Nestle SA	164,212
125	SGS SA	243,082

		598,265

United Kingdom - 11.7%
1,215	British American Tobacco, PLC	61,205
4,780	Burberry Group, PLC	114,596
51,580	Centrica, PLC	261,124
1,450	Diageo, PLC, ADR	139,925
5,600	GlaxoSmithKline, PLC, ADR	251,496
10,100	Pearson, PLC, ADR	189,274
3,200	Royal Dutch Shell, PLC, ADR	226,016

Quantity	Name of Issuer	Fair Value ($)
21,400	Tesco, PLC	112,949

		1,356,585

North America - 63.2%
Bermuda - 1.0%
1,725	PartnerRe, Ltd.	117,110

Canada - 2.6%
7,500	Rogers Communications, Inc.	297,750

United States - 59.6%
1,150	3M Co.	102,592
525	Apache Corp.	52,731
125	Apple, Inc. *	74,934
4,900	Applied Materials, Inc.	60,956
1,500	Automatic Data Processing, Inc.	82,785
1,900	Baxter International, Inc.	113,582
1,800	Broadcom Corp. *	70,740
2,075	Cardinal Health, Inc.	89,453
1,275	Caterpillar, Inc.	135,813
2,750	Chevron Corp.	294,910
1,800	Deere & Co.	145,620
3,100	EI du Pont de Nemours & Co.	163,990
2,800	Emerson Electric Co.	146,104
475	Franklin Resources, Inc.	58,914
2,975	Freeport-McMoRan Copper & Gold, Inc.	113,169
2,850	General Mills, Inc.	112,432
500	Goldman Sachs Group, Inc.	62,185
2,250	Home Depot, Inc.	113,198
1,850	Honeywell International, Inc.	112,942
900	Illinois Tool Works, Inc.	51,408
6,200	Intel Corp.	174,282
1,475	International Business Machines Corp.	307,759
3,050	Johnson & Johnson	201,178
4,200	JPMorgan Chase & Co.	193,116
4,000	Kinder Morgan, Inc.	154,600
2,900	Linear Technology Corp.	97,730
1,000	M&T Bank Corp.	86,880
2,650	Marathon Petroleum Corp.	114,904
3,800	Marsh & McLennan Cos., Inc.	124,602
2,600	McDonald’s Corp.	255,060
3,825	Merck & Co., Inc.	146,880
2,900	Microsoft Corp.	93,525
1,975	Occidental Petroleum Corp.	188,079
3,800	Oracle Corp.	110,808
2,600	PepsiCo, Inc.	172,510
9,200	Pfizer, Inc.	208,472
1,700	Philip Morris International, Inc.	150,637
2,000	Procter & Gamble Co.	134,420
850	Prudential Financial, Inc.	53,882
3,300	Qualcomm, Inc.	224,466
1,725	Snap-On, Inc.	105,173
2,150	St. Jude Medical, Inc.	95,266
1,100	Stanley Black & Decker, Inc.	84,656

See accompanying notes to schedule of investments.
MARCH 31, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
2,900	Target Corp.	168,983
3,000	TJX Cos., Inc.	119,130
1,375	Travelers Cos., Inc.	81,400
1,725	Tupperware Brands Corp.	109,538
775	Union Pacific Corp.	83,297
1,000	United Parcel Service, Inc.	80,720
1,200	United Technologies Corp.	99,528
3,000	US Bancorp	95,040
6,800	Verizon Communications, Inc.	259,964
1,150	Wal-Mart Stores, Inc.	70,380
2,400	Wells Fargo & Co.	81,936

		6,887,259

Total Common Stocks (cost: $9,882,632)		11,202,434

Closed-End Mutual Funds - 1.4%
2,875	Kayne Anderson MLP Investment Co.	89,556
2,600	Tortoise Energy Capital Corp.	73,684

Total Closed-End Mutual Funds (cost: $130,567)		163,240

Total Investments in Securities - 98.4% (cost: $10,013,199)		11,365,674
Other Assets and Liabilities, net - 1.6%		183,937

Total Net Assets - 100.0%		$11,549,611

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	13.0%
Energy Minerals	11.0
Producer Manufacturing	10.2
Health Technology	10.0
Electronic Technology	8.8
Consumer Non-Durables	8.1
Retail Trade	6.1
Communications	4.8
Non-Energy Minerals	4.2
Consumer Services	3.8
Consumer Durables	3.7
Technology Services	3.5
Industrial Services	2.1
Transportation	2.1
Commercial Services	2.1
Process Industries	1.4
Utilities	1.3
Health Services	0.8
Closed-End Mutual Funds	1.4

98.4
Other Assets and Liabilities, net	1.6

100.0%

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Global Dividend Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Australia	484,018	—	—	484,018
Bermuda	117,110	—	—	117,110
Canada	297,750	—	—	297,750
China/Hong Kong	145,377	—	—	145,377
France	237,807	—	—	237,807
Germany	143,697	119,133	—	262,830
Ireland	248,699	—	—	248,699
Japan	—	120,770	—	120,770
Norway	142,538	—	—	142,538
Spain	58,327	124,409	—	182,736
Sweden	120,690	—	—	120,690
Switzerland	109,800	488,465	—	598,265
United Kingdom	806,711	549,874	—	1,356,585
United States	6,887,259	—	—	6,887,259

	9,799,783	1,402,651	—	11,202,434

Closed-End Mutual Funds	163,240	—	—	163,240

Total:	9,963,023	1,402,651	—	11,365,674

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 98.1%
Commercial Services - 0.9%
7,200	Factset Research Systems, Inc.	713,088

Communications - 1.1%
8,750	SBA Communications Corp. *	444,588
18,100	TW Telecom, Inc. *	401,096

		845,684

Consumer Durables - 6.4%
9,000	Fossil, Inc. *	1,187,820
15,800	Polaris Industries, Inc.	1,139,970
19,100	Snap-On, Inc.	1,164,527
26,500	Tupperware Brands Corp.	1,682,750

		5,175,067

Consumer Non-Durables - 5.9%
57,900	Iconix Brand Group, Inc. *	1,006,302
21,800	Monster Beverage Corp. *	1,353,562
11,600	Schweitzer-Mauduit International, Inc.	801,096
15,500	True Religion Apparel, Inc. *	424,700
38,400	Vera Bradley, Inc. *	1,159,296

		4,744,956

Consumer Services - 1.8%
16,000	Buffalo Wild Wings, Inc. *	1,451,040

Electronic Technology - 10.0%
62,700	Atmel Corp. *	618,222
57,300	Ciena Corp. *	927,687
4,400	F5 Networks, Inc. *	593,824
10,700	MICROS Systems, Inc. *	591,603
29,900	Riverbed Technology, Inc. *	839,592
25,800	Rubicon Technology, Inc. *	269,094
46,900	Skyworks Solutions, Inc. *	1,296,785
15,800	Synaptics, Inc. *	576,858
23,200	Veeco Instruments, Inc. *	663,520
15,100	VeriFone Systems, Inc. *	783,237
26,100	Volterra Semiconductor Corp. *	898,232

		8,058,654

Energy Minerals - 4.2%
32,100	CVR Energy, Inc. *	858,675
40,000	Gulfport Energy Corp. *	1,164,800
66,300	Northern Oil and Gas, Inc. *	1,375,062

		3,398,537

Finance - 7.4%
11,000	Affiliated Managers Group, Inc. *	1,229,910
13,800	Allied World Assurance Co. Holdings AG	947,646
23,300	Axis Capital Holdings, Ltd.	772,861
17,000	Signature Bank/New York NY *	1,071,680
12,650	Stifel Financial Corp. *	478,676

Quantity	Name of Issuer	Fair Value ($)
38,500	TCF Financial Corp.	457,765
34,300	Validus Holdings, Ltd.	1,061,585

		6,020,123

Health Services - 1.6%
37,700	Allscripts Healthcare Solutions, Inc. *	625,820
7,900	Stericycle, Inc. *	660,756

		1,286,576

Health Technology - 14.7%
18,700	Alexion Pharmaceuticals, Inc. *	1,736,482
57,200	Amylin Pharmaceuticals, Inc. *	1,427,712
15,600	Celgene Corp. *	1,209,312
11,000	Gen-Probe, Inc. *	730,510
11,400	Haemonetics Corp. *	794,352
2,450	Intuitive Surgical, Inc. *	1,327,288
15,200	NuVasive, Inc. *	255,967
18,400	PerkinElmer, Inc.	508,944
9,100	Techne Corp.	637,910
31,300	Thoratec Corp. *	1,055,123
21,000	Tornier NV *	539,700
13,900	United Therapeutics Corp. *	655,107
37,100	Volcano Corp. *	1,051,785

		11,930,192

Industrial Services - 6.2%
15,500	Atwood Oceanics, Inc. *	695,795
11,000	CARBO Ceramics, Inc.	1,159,950
21,200	Chicago Bridge & Iron Co. NV	915,628
9,800	Core Laboratories NV	1,289,386
11,700	Lufkin Industries, Inc.	943,605

		5,004,364

Non-Energy Minerals - 1.8%
6,750	Allegheny Technologies, Inc.	277,898
9,000	Haynes International, Inc.	570,150
50,600	Stillwater Mining Co. *	639,584

		1,487,632

Process Industries - 3.0%
6,400	CF Industries Holdings, Inc.	1,168,960
19,000	Olin Corp.	413,250
15,900	Scotts Miracle-Gro Co.	861,144

		2,443,354

Producer Manufacturing - 11.1%
23,400	AMETEK, Inc.	1,135,134
6,700	Anixter International, Inc. *	485,951
14,000	CLARCOR, Inc.	687,260
9,300	Esterline Technologies Corp. *	664,578
28,400	IDEX Corp.	1,196,492
18,500	Lincoln Electric Holdings, Inc.	838,420
10,600	MTS Systems Corp.	562,754

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
13,639	Rofin-Sinar Technologies, Inc. *	359,660
23,000	Trimble Navigation, Ltd. *	1,251,660
10,000	Wabtec Corp.	753,700
24,500	Woodward Governor Co.	1,049,335

		8,984,944

Retail Trade - 7.6%
26,900	Casey’s General Stores, Inc.	1,491,874
19,000	Cato Corp.	525,160
28,600	Dick’s Sporting Goods, Inc.	1,375,088
14,600	Lululemon Athletica, Inc. *	1,090,328
18,200	Ulta Salon Cosmetics & Fragrance, Inc.	1,690,598

		6,173,048

Technology Services - 11.9%
25,000	ANSYS, Inc. *	1,625,500
7,900	Citrix Systems, Inc. *	623,389
26,900	Concur Technologies, Inc. *	1,543,522
28,800	Informatica Corp. *	1,523,520
25,100	Solera Holdings, Inc.	1,151,839
23,300	Syntel, Inc.	1,304,800
25,900	Ultimate Software Group, Inc. *	1,897,952

		9,670,522

Quantity	Name of Issuer	Fair Value ($)
Transportation - 1.2%
18,900	Hub Group, Inc. *	680,967
17,200	Knight Transportation, Inc.	303,752

		984,719

Utilities - 1.3%
19,700	Gas Natural, Inc.	229,307
6,300	ITC Holdings Corp.	484,722
13,100	UGI Corp.	356,975

		1,071,004

Total Common Stocks (cost: $57,021,442)		79,443,504

Total Investments in Securities - 98.1% (cost: $57,021,442)		79,443,504

Other Assets and Liabilities, net 1.9%		1,533,733

Total Net Assets - 100.0%		$80,977,237

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	79,443,504	—	—	79,443,504

Total:	79,443,504	—	—	79,443,504

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
MARCH 31, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.0%
Africa/Middle East - 1.6%
Israel - 0.9%
4,400	Teva Pharmaceutical Industries, Ltd., ADR	198,264

South Africa - 0.7%
2,900	Sasol, Ltd., ADR	141,056

Asia - 25.5%

Australia - 7.1%
8,700	Australia & New Zealand Banking Group, Ltd.	209,881
19,425	BHP Billiton, Ltd.	700,265
6,000	Rio Tinto, PLC, ADR	333,540
1,900	Westpac Banking Corp., ADR	216,125

		1,459,811

China/Hong Kong - 5.5%
10,800	China Unicom Hong Kong, Ltd., ADR	181,440
12,400	HSBC Holdings, PLC	110,139
33,950	HSBC Holdings, PLC	301,137
7,300	New Oriental Education & Tech. Group, ADR *	200,458
10,225	Standard Chartered, PLC	255,333
6,600	Sun Hung Kai Properties, Ltd.	82,126

		1,130,633

Japan - 10.4%
47,000	Daicel Corp.	304,449
1,200	Fanuc, Ltd.	214,938
14,300	Honda Motor Co., Ltd.	550,753
14,900	Komatsu, Ltd.	428,442
17,000	Kubota Corp.	164,555
5,400	Makita Corp.	219,197
1,500	SMC Corp.	240,046

		2,122,380

South Korea - 2.5%
775	Hyundai Mobis	196,709
550	Samsung Electronics Co., Ltd., GDR	309,452

		506,161

Europe - 60.4%

France - 7.3%
6,100	BNP Paribas	290,180
4,250	Dassault Systemes SA	391,369
7,870	Ingenico	381,067
2,550	Schlumberger, Ltd.	178,322
4,800	Total SA	245,183

		1,486,121

Germany - 7.0%
3,925	Adidas AG	306,704
2,550	Allianz SE	304,348
2,100	Muenchener Rueckver	316,684

Quantity	Name of Issuer	Fair Value ($)
840	Rational AG	196,667
3,015	Siemens AG	304,046

		1,428,449

Ireland - 1.5%
5,700	Covidien, PLC	311,676

Italy - 0.5%
2,800	Tenaris SA, ADR	107,044

Netherlands - 2.4%
5,100	ASML Holding NV	255,714
28,300	ING Groep NV *	235,685

		491,399

Norway - 1.3%
6,900	Seadrill, Ltd.	258,819

Spain - 2.2%
13,000	Banco Bilbao Vizcaya Argentaria SA, ADR	103,869
3,750	Inditex SA	358,873

		462,742

Sweden - 2.1%
3,000	Autoliv, Inc.	201,150
1,950	Millicom International Cellular SA, SDR	221,127

		422,277

Switzerland - 13.5%
1,550	Kuehne & Nagel International	209,691
9,550	Nestle SA	600,853
5,260	Novartis AG	291,181
1,729	Roche Holding AG	300,898
262	SGS SA	509,501
2,590	Sulzer AG	368,060
1,410	Syngenta AG *	485,861

		2,766,045

United Kingdom - 22.6%
10,225	British American Tobacco, PLC	515,076
12,565	Burberry Group, PLC	301,234
100,370	Centrica, PLC	508,122
6,300	Diageo, PLC, ADR	607,950
10,200	GlaxoSmithKline, PLC, ADR	458,082
24,100	Pearson, PLC, ADR	451,634
9,110	Reckitt Benckiser Group, PLC	515,422
10,400	Royal Dutch Shell, PLC, ADR	734,552
37,500	Tesco, PLC	197,924
117,400	Vodafone Group, PLC	323,827

		4,613,823

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Latin America - 3.4%
Argentina - 0.8%
1,650	MercadoLibre, Inc.	161,354

Brazil - 1.4%
4,300	AGCO Corp. *	203,003
3,100	Petrobras, ADR	82,335

		285,338

Mexico - 0.5%
31,820	Wal-Mart de Mexico	106,773

Peru - 0.7%
4,295	Southern Copper Corp.	136,210

North America - 6.1%
Bermuda - 1.8%
5,275	PartnerRe, Ltd.	358,120

Canada - 4.3%
2,600	Canadian National Railway Co.	206,518
1,900	Lululemon Athletica, Inc. *	141,892
7,900	Rogers Communications, Inc.	313,630
3,800	Royal Bank of Canada	220,590

		882,630

Total Common Stocks (cost: $16,227,621)		19,837,125

Total Investments in Securities - 97.0% (cost: $16,227,621)		19,837,125
Other Assets and Liabilities, net - 3.0%		610,371

Total Net Assets - 100.0%		$20,447,496

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Producer Manufacturing	15.1%
Finance	14.7
Consumer Non-Durables	11.0
Energy Minerals	8.4
Health Technology	7.6
Non-Energy Minerals	5.7
Communications	5.1
Electronic Technology	4.6
Retail Trade	4.4
Consumer Durables	4.2
Process Industries	3.9
Consumer Services	3.2
Industrial Services	2.7
Commercial Services	2.5
Transportation	2.0
Technology Services	1.9

97.0
Other Assets and Liabilities, net	3.0

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SDR — Swedish Depositary Receipt

See accompanying notes to schedule of investments.
MARCH 31, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit International Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Argentina	161,354	—	—	161,354
Australia	549,665	910,146	—	1,459,811
Bermuda	358,120	—	—	358,120
Brazil	285,338	—	—	285,338
Canada	882,630	—	—	882,630
China/Hong Kong	381,898	748,735	—	1,130,633
France	178,322	1,307,799	—	1,486,121
Germany	—	1,428,449	—	1,428,449
Ireland	311,676	—	—	311,676
Israel	198,264	—	—	198,264
Italy	107,044	—	—	107,044
Japan	—	2,122,380	—	2,122,380
Mexico	106,773	—	—	106,773
Netherlands	255,714	235,685	—	491,399
Norway	258,819	—	—	258,819
Peru	136,210	—	—	136,210
South Africa	141,056	—	—	141,056
South Korea	309,452	196,709	—	506,161
Spain	103,869	358,873	—	462,742
Sweden	201,150	221,127	—	422,277
Switzerland	—	2,766,045	—	2,766,045
United Kingdom	2,252,218	2,361,605	—	4,613,823

Total:	7,179,572	12,657,553	—	19,837,125

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.6%
Africa/Middle East - 7.6%
Israel - 0.8%
2,500	NICE Systems, Ltd., ADR *	98,250

South Africa - 6.8%
6,440	Bidvest Group, Ltd.	151,217
9,800	MTN Group, Ltd.	172,806
4,070	Naspers, Ltd.	228,984
5,400	Sasol, Ltd., ADR	262,656

		815,663

Asia - 54.0%
Australia - 5.5%
5,900	BHP Billiton, Ltd., ADR	427,160
3,600	Rio Tinto, Ltd.	244,207

		671,367

China/Hong Kong - 20.3%
127,000	Belle International Holdings, Ltd.	228,562
23,000	China Mengniu Dairy Co., Ltd.	67,589
78,000	China Oilfield Services, Ltd.	112,185
49,500	China Shenhua Energy Co., Ltd.	209,375
10,100	China Unicom Hong Kong, Ltd., ADR	169,680
1,700	CNOOC, Ltd., ADR	347,293
124,000	Daphne International Holdings, Ltd.	170,198
36,000	ENN Energy Holdings, Ltd.	124,798
20,500	Hengan International Group Co., Ltd.	206,795
2,600	Home Inns & Hotels Management, Inc., ADR *	66,326
5,000	Hong Kong Exchanges & Clearing, Ltd.	84,152
7,500	New Oriental Education & Tech. Group, ADR *	205,950
58,000	PetroChina Co., Ltd.	81,672
6,900	Tencent Holdings, Ltd.	192,611
149,000	Travelsky Technology, Ltd.	78,288
102,000	Want Want China Holdings, Ltd.	114,131

		2,459,605

India ** - 3.7%
5,100	ICICI Bank, Ltd., ADR	177,837
2,650	Infosys Technologies, Ltd., ADR	151,130
4,000	Reliance Industries, Ltd., GDR [4]	117,868

		446,835

Indonesia - 2.1%
31,000	Astra International Tbk PT	250,828

Philippines - 1.3%
298,500	Manila Water Co., Inc.	161,639

Singapore - 0.6%
6,000	DBS Group Holdings, Ltd.	67,797

South Korea - 13.3%
14,045	Cheil Worldwide, Inc.	224,809
710	E-Mart Co., Ltd.	156,448
700	Hyundai Mobis	177,672

Quantity	Name of Issuer	Fair Value ($)
9,007	Industrial Bank of Korea	109,604
1,100	POSCO, ADR	92,070
515	Samsung Electronics Co., Ltd.	580,948
7,000	Shinhan Financial Group Co., Ltd.	271,183

		1,612,734

Taiwan - 4.7%
56,053	Cathay Financial Holding Co., Ltd.	63,966
21,100	Hon Hai Precision Industry Co., Ltd., GDR	164,933
5,899	HTC Corp.	120,456
76,482	Taiwan Semiconductor Co.	219,885

		569,240

Thailand - 2.5%
49,100	Bangkok Bank PCL	308,983

Europe - 3.2%
Russia - 1.8%
17,350	Gazprom OAO, ADR	214,620

Sweden - 1.4%
1,550	Millicom International Cellular SA, SDR	175,767

Latin America - 32.8%
Argentina - 1.1%
1,350	MercadoLibre, Inc.	132,016

Brazil - 23.1%
6,300	AES Tiete SA	95,598
4,550	AGCO Corp. *	214,806
10,400	Arcos Dorados Holdings, Inc.	188,136
19,877	Banco Bradesco SA	346,265
4,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	195,242
11,700	Cia de Bebidas das Americas, ADR	483,444
6,283	Embraer SA, ADR	200,930
31,000	Petrobras	394,834
7,000	Telefonica Brasil SA, ADR	214,410
20,000	Vale SA, ADR	466,600

		2,800,265

Chile - 1.8%
2,500	Banco Santander Chile, ADR	215,225

Mexico - 4.8%
10,200	America Movil SAB de CV, ADR	253,266
3,000	Grupo Televisa SA, ADR	63,240
79,800	Wal-Mart de Mexico	267,771

		584,277

Peru - 2.0%
7,800	Southern Copper Corp.	247,341

Total Common Stocks (cost: $7,607,410)		11,832,452

See accompanying notes to schedule of investments.
MARCH 31, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Exchange-Traded Funds - 0.8%
16,300	iShares MSCI India *, **
Total Exchange-Traded Funds (cost: $71,239)		97,800

Total Investments in Securities - 98.4% (cost: $7,678,649)		11,930,252
Other Assets and Liabilities, net - 1.6%		199,111

Total Net Assets - 100.0%		$12,129,363

*	Non-income producing security.
**	The Fund’s total investment in India including the iShares comprises 4.5% of the Fund’s net assets.
4	144A Restricted Security. The total value of such security as of March 31, 2012 was $117,868 and represented 1.0% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	14.4%
Energy Minerals	13.4
Non-Energy Minerals	12.2
Consumer Non-Durables	10.5
Electronic Technology	9.8
Communications	8.1
Consumer Services	8.1
Retail Trade	6.2
Producer Manufacturing	5.5
Utilities	3.1
Technology Services	2.8
Commercial Services	1.9
Consumer Durables	1.5
Industrial Services	0.9

98.4
Other Assets and Liabilities, net	1.6

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

SDR — Swedish Depositary Receipt

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Sit Developing Markets Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of March 31, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	132,016	—	—	132,016
Australia	427,160	244,207	—	671,367
Brazil	2,800,265	—	—	2,800,265
Chile	215,225	—	—	215,225
China/Hong Kong	789,249	1,670,356	—	2,459,605
India	446,835	—	—	446,835
Indonesia	—	250,828	—	250,828
Israel	98,250	—	—	98,250
Mexico	584,277	—	—	584,277
Peru	247,341	—	—	247,341
Philippines	—	161,639	—	161,639
Russia	214,620	—	—	214,620
Singapore	—	67,797	—	67,797
South Africa	262,656	553,007	—	815,663
South Korea	92,070	1,520,664	—	1,612,734
Sweden	—	175,767	—	175,767
Taiwan	—	569,240	—	569,240
Thailand	—	308,983	—	308,983

	6,309,964	5,522,488	—	11,832,452

Exchange-Traded Funds	97,800	—	—	97,800

Total:	6,407,764	5,522,488	—	11,930,252

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2012	17

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events ocurring after the close of the foreign exchange. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2012 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At March 31, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012 (Continued)

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$2,464,660	$(156,007)	$2,308,653	$9,065,464
Dividend Growth	66,937,218	(2,501,496)	64,435,722	549,689,144
Global Dividend Growth	1,510,812	(158,337)	1,352,475	10,013,199
Small Cap Growth	25,403,592	(2,981,530)	22,422,062	57,021,442
International Growth	4,247,277	(637,773)	3,609,504	16,227,621
Developing Markets Growth	4,598,055	(346,452)	4,251,603	7,678,649

19

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	April 26, 2012

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date:	April 26, 2012